Intangible assets - Additional Information (Details) $ in Thousands			1 Months Ended										12 Months Ended								65 Months Ended
	Jun. 26, 2023 EUR (€)	Aug. 02, 2022 USD ($)	Jul. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 31, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 31, 2017 EUR (€)	Feb. 05, 2014 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill				€ 1,556,000									€ 416,000	€ 1,556,000		€ 44,192,000					€ 416,000	€ 46,289,000
Purchase of intangible assets													2,000,000	587,000		401,000
Additional considerations													2,000,000	587,000		368,000
Impairment of intangible assets													0	41,000,000		0	[1]
Financial liabilities				42,251,000									39,893,000	42,251,000		€ 44,251,000					39,893,000	€ 19,087,000
Monalizumab rights under the 2014 monalizumab (NKG2A) Novo Nordisk agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill				1,551,000									416,000	1,551,000							416,000			€ 7,000,000
Purchase of intangible assets																		€ 13,050,000	$ 15,000	€ 6,325,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill				1,800,000										1,800,000
Additional considerations			€ 2,000,000		€ 600,000		€ 400,000		€ 200,000		€ 2,500,000	€ 7,000,000
Licensing agreement, maximum milestone payment													48,200,000
IPH5201 agreement, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Milestone payment received		$ 5,000				$ 5,000				$ 5,000				4,700,000	$ 5,000
Payments for milestone	€ 2,000,000
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill																							€ 40,000,000
Payments for milestone								€ 1,000,000
Impairment of intangible assets				€ 41,000,000									41,000,000	€ 41,000,000							0
Financial liabilities													€ 0								€ 0

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.